Auer Growth Fund
Schedule of Investments
August 31, 2026 (Unaudited)
COMMON STOCKS — 89.76% Shares Fair Value
Communications — 3.33%
MNTN, Inc.
(a)
160,000 $ 2,104,000
Opera Ltd. - ADR 40,000 769,200
2,873,200
Consumer Staples — 1.01%
Bunge Global S.A. 7,500 871,575
Energy — 18.08%
Antero Resources Corp.
(a)
47,000 1,808,560
Cenovus Energy, Inc. 13,000 417,950
Crescent Energy Co., Class A 70,000 958,300
DHT Holdings, Inc. 22,000 431,200
Dorian LPG Ltd. 10,000 500,400
Equinor ASA - ADR 18,000 770,400
Euronav NV 55,000 1,005,400
Frontline PLC 22,000 963,160
Imperial Petroleum, Inc.
(a)
75,000 393,750
Infinity Natural Resources, Inc., Class A
(a)
105,000 1,621,200
Matador Resources Co. 16,000 928,160
North American Construction Group Ltd. 100,000 1,339,000
Riley Exploration Permian, Inc. 24,000 936,720
Scorpio Tankers, Inc. 10,000 788,600
TORM PLC 12,000 393,720
TotalEnergies SE 9,000 794,790
Toyo Company Ltd.
(a)
170,000 715,700
Vista Energy SAB de CV - ADR
(a)
11,500 821,790
15,588,800
Financials — 19.27%
AmeriServ Financial, Inc. 50,000 241,500
Ames National Corp. 13,000 409,370
Ategrity Specialty Holdings, LLC
(a)
37,000 971,990
Atlanticus Holdings Corp.
(a)
10,000 904,700
Auburn National BanCorp , Inc. 15,000 393,750
Capitol Federal Financial, Inc. 51,000 439,110
CF Bankshares , Inc. 10,000 345,600
Citigroup, Inc. 7,700 1,013,474
Cohen & Co., Inc. 53,000 593,070
Dime Community Bancshares, Inc. 22,000 888,800
Dynex Capital, Inc. 60,000 773,400
Eagle Bancorp, Inc. 14,000 382,060
First Internet Bancorp 50,000 1,367,000
First Western Financial, Inc.
(a)
10,000 309,700
Flagstar Financial, Inc. 55,000 732,050
Hope Bancorp, Inc. 32,000 441,280
Investar Holding Corp. 15,000 451,950
Jefferies Financial Group, Inc. 8,000 421,120

Auer Growth Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
COMMON STOCKS — 89.76% - (continued) Shares Fair Value
Financials — 19.27% - (continued)
Kearney Financial Corp. 42,000 $ 414,540
Lincoln National Corp. 35,000 1,490,650
NB Bancorp, Inc. 16,000 357,280
OceanFirst Financial Corp. 17,850 336,294
Oppenheimer Holdings, Inc., Class A 8,500 1,009,715
Orchid Island Capital, Inc. 60,000 395,400
Parke Bancorp, Inc. 11,000 371,250
Peapack-Gladstone Financial Corp. 21,000 937,440
Redwood Trust, Inc. 47,000 217,140
16,609,633
Health Care — 3.90%
Harmony Biosciences Holdings, Inc.
(a)
21,000 826,980
Neurocrine Biosciences, Inc.
(a)
5,000 770,150
Zevra Therapeutics, Inc.
(a)
150,000 1,761,000
3,358,130
Industrials — 5.83%
Himalaya Shipping Ltd. 30,000 502,200
Kennametal, Inc. 13,000 381,420
Okeanis Eco Tankers Corp. 7,000 467,180
Seanergy Maritime Holdings Corp. 130,000 2,295,800
Star Bulk Carriers Corp. 30,000 926,100
Teekay Tankers Ltd., Class A 5,000 448,200
5,020,900
Materials — 30.66%
Agnico Eagle Mines Ltd. 2,500 507,775
Albemarle Corp. 7,000 944,790
Alcoa Corp. 35,000 1,748,250
Aris Mining Corp.
(a)
55,000 1,099,450
Avino Silver & Gold Mines
(a)
60,000 438,000
Barrick Mining Corp. 15,000 672,450
Century Aluminum Co.
(a)
17,000 778,090
Coeur Mining, Inc. 43,000 893,540
Commercial Metals Co. 12,000 809,640
Compania de Minas Buenaventura S.A.A. - ADR 12,000 411,600
Constellium SE
(a)
14,000 370,020
Eldorado Gold Corp. 47,000 2,107,480
Endeavour Silver Corp.
(a)
85,000 910,350
Equinox Gold Corp. 53,000 681,580
Ero Copper Corp.
(a)
67,000 2,487,710
Fortuna Mining Corp.
(a)
80,000 966,400
Galiano Gold, Inc.
(a)
450,000 1,017,000
Harmony Gold Mining Co. Ltd. - ADR 20,000 393,000
IAMGOLD Corp.
(a)
45,000 920,250
Kaiser Aluminum Corp. 5,000 793,900
Kinross Gold Corp. 12,000 368,160

Auer Growth Fund
Schedule of Investments (continued)
August 31, 2026 (Unaudited)
COMMON STOCKS — 89.76% - (continued) Shares Fair Value
Materials — 30.66% - (continued)
LyondellBasell Industries NV, Class A 7,000 $ 455,560
McEwen Mining, Inc.
(a)
20,000 403,200
Nexa Resources S.A. 130,000 1,769,300
Pan American Silver Corp. 15,000 778,800
Santacruz Silver Mining Ltd.
(a)
45,000 421,200
SSR Mining, Inc. 28,000 1,053,080
Tredegar Corp.
(a)
43,000 330,670
Warrior Met Coal, Inc. 17,500 1,894,200
26,425,445
Real Estate — 1.72%
Alpine Income Property Trust, Inc. 20,000 389,200
Legacy Housing Corp.
(a)
14,000 393,820
Millrose Properties, Inc. 23,000 699,660
1,482,680
Technology — 5.00%
Arrow Electronics, Inc.
(a)
4,000 817,720
FatPipe , Inc.
(a)
280,000 1,699,600
Super Micro Computer, Inc.
(a)
48,000 1,789,440
4,306,760
Utilities — 0.96%
Pampa Energia S.A. - ADR
(a)
10,000 823,200
Total Common Stocks (Cost $65,546,727) 77,360,323
MONEY MARKET FUNDS — 10.23%
Fidelity Investments Money Market Government Portfolio, Class I, 3.56%
(b)
8,813,449 8,813,449
Total Money Market Funds (Cost $8,813,449) 8,813,449
Total Investments — 99.99%
    (Cost $74,360,176) 86,173,772
Other Assets in Excess of Liabilities — 0.01% 9,779
NET ASSETS — 100.00% $ 86,183,551
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2026.
ADR - American Depositary Receipt